Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2024
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable

Accounts receivable, net consisted of the following:

	As of December 31,
	2024	2023
Trade accounts receivable	$4,187,946	$3,540,696
Less: allowance for credit losses	(16,137)	(23,064)
Accounts receivable, net	$4,171,809	$3,517,632

Schedule of Movement of Allowance of Credit Losses

The movement of allowance of credit losses is as follows:

	For the Years Ended December 31,
	2024	2023	2022
Balance at the beginning of the year	$(23,064)	$(28,594)	$(4,223)
Reversal (provision) during the year	6,650	5,079	(24,728)
Foreign exchange difference	277	451	357
Balance at end of the year	$(16,137)	$(23,064)	$(28,594)